ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Product warranty (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Beginning balance	¥ 24,858	¥ 32,782	¥ 49,527
Provided during the year	27,146	63,540	74,742
Utilized during the year	(34,256)	(71,464)	(91,487)
Ending balance	¥ 17,748	¥ 24,858	¥ 32,782